The following financial statement amounts and balances of its VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances: (Details) - USD ($)
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and cash equivalents	$ 731,819	$ 1,285,373	$ 509,615
Notes receivable	76,743	125,798
Inventory	5,454,371	3,263,850
Advances to suppliers - non-related parties	782,481	540,259
Prepaid expenses and other current assets	478,830	320,296
Total Current Assets	12,895,418	9,166,294
Property, plant and equipment, net	6,792,315	6,573,937
Intangible assets, net	1,508,583	1,424,404
Total Assets	21,737,436	17,185,378
Short-term bank loan	904,832	2,034,735
Accounts payable	4,942,881	2,637,792
Advance from customers	334,101	43,077
Due to related parties	3,053,818	1,716,919
Accrued expenses and other current liabilities	117,450	359,577
Total Current Liabilities	9,886,398	7,582,756
Total Liabilities	9,886,398	7,582,756
Consolidated Entity, Excluding Consolidated VIE [Member]
Cash and cash equivalents	702,979	1,266,426
Notes receivable	76,743	125,798
Accounts receivable - non-related parties	3,638,354	3,069,629
Inventory	4,899,831	2,639,839
Advances to suppliers - non-related parties	749,975	530,670
Prepaid expenses and other current assets	62,251	58,103
Total Current Assets	10,130,133	7,690,465
Property, plant and equipment, net	6,787,525	6,568,874
Intangible assets, net	1	1,424,404
Deferred tax assets	50,105	20,743
Total Assets	18,476,346	15,704,486
Short-term bank loan	904,832	2,034,735
Accounts payable	3,960,792	2,637,792
Advance from customers	150,110	27,501
Due to related parties	2,349,518	1,407,145
Accrued expenses and other current liabilities	49,968	61,856
Total Current Liabilities	7,415,220	6,169,029
Total Liabilities	$ 7,415,220	$ 6,169,029